RELATED PARTIES	6 Months Ended
Jun. 30, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 16	-	RELATED PARTIES

A.
Avner Gal, the owner of approximately 7.8% of the Company's outstanding Common Stock entered into an employment agreement with Integrity Israel in July 2010 pursuant to which Mr. Gal agreed to continue to serve as the chief executive officer and managing director of Integrity Israel. The agreement was approved by the board of directors and stockholders of Integrity Israel. Mr. Gal's employment agreement provides for an annual salary of NIS 480,000 (US$ 122,355) and an annual bonus to be determined by the Board of Directors and an additional sum provided that Mr. Gal reaches certain milestones approved by the Board, as well as the payment of certain social and insurance benefits and the use of a group four car. The agreement also provides for a renegotiation of Mr. Gal's annual salary on the one-year anniversary thereof and the renegotiation of Mr. Gal's bonus formula once Integrity Israel has begun commercialization of its products. The agreement is terminable by either party on 180 days notice, immediately by Integrity Israel with the payment of an amount equal to 180 days of annual salary, or immediately by Integrity Israel for cause (as defined in the agreement) without the payment of severance. Mr. Gal is subject to a non-compete and a confidentiality agreement during the term of the agreement and for one year thereafter.

In connection with the Offering, Mr. Gal was entitled to receive options to purchase 5% of all issued and outstanding Common Stock of the Company after the offering for sale of a minimum 560,000 shares ($3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's Common Stock ($12,500,000). The Offering (which commenced in December 2010) was completed in July 2011 and, as a result, Mr. Gal became entitled to receive a grant of 264,778 options. The options, which were granted of March 12, 2012, shall be vest in 3 equal installments, in accordance with the achievement of the following milestones: (i) submission of clinical trials' results to the Notified Body; (ii) CE mark approval; (iii) FDA approval. The options will be exercisable at $6.25 per share. In the event of a merger and/or acquisition in which one or more of the abovementioned milestones have not yet been met, the options shall be deemed vested on the date of the merger and/or acquisition. All options granted as described above are subject to the terms of the 2010 share incentive plan.

The total non-cash compensation recorded with respect to such grants was US$ 145,412 for the six months ended June 30, 2012 and US$ 290,824 for the year ended December 31, 2011. The fair value of the shares was calculated on the date of grant and was based on the recent share price applicable.

B.
David Malka, the owner of 3.5% of the Company's outstanding Common Stock entered into an employment agreement with Integrity Israel in July 2010 pursuant to which Mr. Malka agreed to continue to serve as the vice president of operations of Integrity Israel. The agreement was approved by the board of directors and stockholders of Integrity Israel. Mr. Malka's employment agreement provides for an annual salary of NIS 240,000 (US$ 61,177) and an annual bonus to be determined by the Board of Directors in its sole discretion and an additional sum provided that Mr. Malka reaches certain milestones approved by the Board, as well as the payment of certain social and insurance benefits and the use of a group three car. The agreement also provided for a renegotiation of Mr. Malka's annual salary on the one-year anniversary thereof and the renegotiation of Mr. Malka's bonus formula once Integrity Israel has begun commercialization of its products. The agreement is terminable by either party on 90 days notice, immediately by Integrity Israel with the payment of an amount equal to 90 days of annual salary, or immediately by Integrity Israel for cause (as defined in the agreement) without the payment of severance. Mr. Malka is subject to a non-compete and confidentiality agreement during the term of the agreement and for one year thereafter.

In connection with the Offering, Mr. Malka was entitled to receive options to purchase 1.5% of all issued and outstanding Common Stock of the Company after the offering for sale of a minimum 560,000 shares ($3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's common stock ($12,500,000). The Offering (which commenced in December 2010) was completed in July 2011 and, as a result, Mr. Malka became entitled to receive a grant of 79,434 options. The options, which were granted on March 12, 2012, shall be vest, in 3 equal installments, in accordance with the achievement of the following milestones: (i) Submission of clinical trials' results to the Notified Body; (ii) CE mark approval; (iii) FDA approval. The options will be exercisable at $6.25 per share. In the event of a merger and/or acquisition in which one or more of the abovementioned milestones have not yet been met, the options shall be deemed vested on the date of the merger and/or acquisition. All options granted as described above are subject to the terms of the 2010 share incentive plan.

The total non-cash compensation recorded with respect to such grants was US$ 43,6242 for the six months ended June 30, 2012 and US$ 87,248 for the year ended December 31, 2011. The fair value of the shares was calculated on the date of grant and was based on the recent share price applicable.

C.
Zicon Ltd., a company of which Zvi Cohen, a director of the Company and an owner of 6.83% of the Company's outstanding Common Stock, was a principal stockholder, officer and director, has manufactured certain PC boards for Integrity Israel during the years 2006-2010. In the years 2008-2010, total compensation paid by the Company to Zicon has been less than US$ 20,000, each year.

D.	See Notes 3, 6 and 8.